Subsequent Events (Details) - Subsequent Event [Member] - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended
	Mar. 04, 2021	Mar. 25, 2021	Mar. 22, 2021	Feb. 22, 2021	Feb. 24, 2021	Feb. 05, 2021
Subsequent Events (Textual)
Underwriting agreement, description				Pursuant to which the Company agreed to issue and sell (i) 3,810,976 ordinary shares of the Company ("Offered Shares"), par value of $0.0001 per share (the "Ordinary Shares") and (ii) warrants (the "Warrants") to purchase an aggregate of 3,810,976 Ordinary Shares (the "Warrant Shares") in an underwritten public offering (the "Offering"). In addition, the Company has granted the Underwriters a 45-day option (the "Over-Allotment Option") to purchase up to an additional 571,646 Ordinary Shares (the "Option Shares") and Warrants to purchase up to 571,646 Ordinary Shares at the public offering price, less underwriting discounts and commissions.
Short term bank loan, description	Repaid the $1,533 of short term bank loan to Xiamen International Bank and borrowed two new bank loans with aggregated amount of $1,533 from Xiamen International Bank for working capital needs, $460 of which bears a fix interest rate of 5.5% with due date on September 28, 2021 and $1,073 of which bears a fixed interest rate of 6.0% with maturity date on September 3, 2021.		Repaid the $1,533 of short term bank loan to China Merchants Bank and borrowed a new bank loan of $1,533 from China Merchants Bank for working capital needs, which bears a fixed interest rate of 4.5% with maturity date on March 21, 2022.
Net proceeds		$ 1,744
Warrant [Member]
Subsequent Events (Textual)
Price per share		$ 3.28			$ 4.10
Aggregate shares issue		571,646			190,549
IPO [Member]
Subsequent Events (Textual)
Price per share					$ 3.28
Over-Allotment Option [Member]
Subsequent Events (Textual)
Price per share		$ 3.28
Aggregate shares issue		571,646			219,131
Offered shares sold					5.00%
Wisdom [Member]
Subsequent Events (Textual)
Ownership percentage						51.00%
Mr. Feng Zhao [Member]
Subsequent Events (Textual)
Ownership percentage						49.00%